Suppliers	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Suppliers

19.	Suppliers

Accounts payable to suppliers are obligations payable for goods or services that were acquired in the usual course of business. They are initially recognized at fair value and, subsequently, measured at amortized cost using the effective interest rate method. Given the short maturity of these obligations, in practical terms, they are usually recognized at the value of the corresponding invoice.

	2023	2022

Suppliers	4,612,112	4,237,229

Domestic currency	4,052,047	3,940,624
Suppliers of materials and services (i)	3,970,040	3,842,435
Interconnection (ii)	50,519	67,724
Roaming(iii)	64	1,857
Co-billing(iv)	31,424	28,608

Foreign currency	560,065	296,605
Suppliers of materials and services (i)	220,061	161,042
Roaming(iii)	340,004	135,563

Current portion	4,612,112	4,237,229

(i)	Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.

(ii)	Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.

(iii)	Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.

(iv)	Refers to calls made by the customer when choosing another long-distance operator.

 The Company entered into contracts with banks to assist its suppliers who requested forfaiting operations. In such operations, suppliers transfer their credit rights against the Company to the banks, with no right of recourse, aiming to receive them in advance by applying a discount. After carrying out the operations, the Company currently has the banks as creditors of the notes assigned by the suppliers in the original value and term of the assigned credit rights, without any associated financial charge or benefit. Trade notes payable related to these operations remain classified under “suppliers”. On December 31, 2023, the Company has approximately R$ 316 million (R$ 260 million on December 31, 2022) related to these operations.